Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2021
Net fee and commission income
Schedule of fee and commission income

	Half-year to 30 June 2021	Half-year to 30 June 2020
	£m	£m

Fee and commission income:
Current accounts	310	305
Credit and debit card fees	381	344
Commercial banking and treasury fees	167	72
Factoring	38	42
Other fees and commissions	174	191
Total fee and commission income	1,070	954
Fee and commission expense	(480)	(421)
Net fee and commission income	590	533